CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Revenue	$ 43,401	$ 0	$ 0
Expenses:
Research and development	126,890	68,459	50,885
General and administrative	36,981	15,053	10,553
Total operating expenses	163,871	83,512	61,438
Loss from operations	(120,470)	(83,512)	(61,438)
Other income (expense):
Investment income	1,813	295	16
Interest expense	(1,731)	0	0
Other income	104	0	0
Loss before income tax expense	(120,284)	(83,217)	(61,422)
Income tax expense	(1,275)	0	0
Net loss	(121,559)	(83,217)	(61,422)
Preferred Stock [Member]
Other income (expense):
Net loss	$ (48,485)	$ (83,217)	$ (61,422)
Net loss per share, basic and diluted (in dollars per share)	$ (1.80)	$ (2.88)	$ (2.13)
Weighted-average shares outstanding, basic and diluted (in shares)	15,748,009	28,884,540	28,884,540
Common Stock [Member]
Other income (expense):
Net loss	$ (93,174)	$ 0	$ 0
Net loss per share, basic and diluted (in dollars per share)	$ (3.08)	$ 0.00	$ 0.00
Weighted-average shares outstanding, basic and diluted (in shares)	30,262,768	0	0
Research and Development Under Collaborative Agreement [Member]
Revenue:
Revenue	$ 43,401	$ 0	$ 0